Tax (Tables)	12 Months Ended
Dec. 31, 2024
Tax
Summary of reconciliation of the fund's statutory income tax rate to the fund's effective income tax rate

	2024	2023
Ordinary Income	$—	$—
Total Distributions Paid	$—	$—

Schedule of net assets based on their tax basis treatment

ADDITIONAL PAID IN CAPITAL	ACCUMULATED DEFICIT
($3,841,997)	$3,841,997

Summary of net deferred income tax asset

Cost of investments	$81,703,479
Unrealized appreciation	31,959,434
Unrealized depreciation	(38,584,226)
Net unrealized appreciation/(depreciation)	(6,624,792)
Undistributed ordinary income	—
Undistributed long term gains	—
Distributable earnings	—
Accumulated gain/(loss)	(5,556,623)
Total accumulated gain/(loss)	$(12,181,415)